Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

9.	Leases

In the normal course of its business, the Group leases property, vehicles and land.

On January 1, 2021, the Group entered into a property sub-lease for office space with a related party. The property sub-lease has an initial term of five years and will be automatically renewed for a further five years if neither the landlord nor tenant provide sufficient notice to terminate. The Group has the option to terminate the sub-lease without penalty any time after the first anniversary of the lease provided sufficient notice is communicated to the landlord. The terms of this sub-lease agreement were negotiated on an arms-length basis.

The Group has estimated the duration of the property sub-lease to be two years from lease commencement, considering the cancellable period. The Groups expansion plans mean the current sub-lease in Portugal may not be fit for purpose and therefore, the Group is expected to terminate the sub-lease within two years. The Group is currently exploring real estate opportunities in Portugal.

In Q4 2021, the Group entered into a license agreement for shared office space in Ireland. The license agreement has a term of 12 months and will be automatically renewed for another year if neither party provide sufficient notice to terminate before the end of the term. Like the assessment relating to Portugal, given the Groups expansion plans, it is also considered that the current space leased in Ireland, will not be adequate in the medium term. The Group has estimated the duration of the license agreement to be two years from lease commencement, considering the terms set out within the agreement.

The vehicle leases commenced in July 2021 and since then, the Group has entered into six separate contracts. The duration of the contracts range from 48 to 60 months.

The land leases were entered into for the purpose of developing our Évora I and II projects. The two land leases were negotiated and signed with the respective owners for 30 years and are extendable.

The Group has elected not to recognise right-of-use assets and lease liabilities for vehicles with lease terms of 12 months or less with low-value. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Information about leases for which the Group is a lessee is presented below.

i.	Right-of-use assets

Right-of-use assets related to leased properties, vehicles and land are presented as property, plant and equipment.

	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000

January 1, 2021	—	—	—	—
Additions right-of-use assets	650	267	194	1,111
Depreciation charge for the period	(292)	(19)	(7)	(318)
December 31, 2021	358	248	187	793

ii.	Amounts recognized in the Consolidated statement of profit or loss and other comprehensive income

	2021	2020
	€’000	€’000
Interest on lease liabilities	22	—
Expenses relating to short-term leases	127	—

iii.	Amounts recognized in statement of cash flows

	2021	2020
	€’000	€’000
Total cash outflow for leases	470	—

iv.	Lease liabilities

	2021	2020
	€’000	€’000
Non-current
Lease liability	411	—

Current
Lease liability (note 17)	389	—
Balance at period end	800	—

The Group discounted its remaining lease payments for the calculation of the lease liability using an incremental borrowing rate of 3%.